Accounts receivable, net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Balance at beginning of the year	$ 7,709,000	$ 31,000	$ 119,000
Additions	19,000	7,680,000	27,000
Write-off			(122,000)
Exchange difference	(124,000)	(2,000)	7,000
Balance at end of the year	$ 7,604,000	$ 7,709,000	$ 31,000